Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Limited-Term Diversified Income Series
March 31, 2021 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 2.59%
Fannie Mae Grantor Trust Series 2001-T5 A2 6.977% 6/19/41 •	8,642	$10,127
Freddie Mac REMICs Series 5092 WG 1.00% 4/25/31 =	17,979,589	18,083,533
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2017-DNA3 M2 2.609% (LIBOR01M + 2.50%) 3/25/30 •	450,000	458,542
Series 2017-HQA2 M2AS 1.159% (LIBOR01M + 1.05%) 12/25/29 •	839,328	846,205
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2020-DNA6 M1 144A 0.917% (SOFR + 0.90%) 12/25/50 #, •	6,135,158	6,138,732
Series 2021-DNA1 M1 144A 0.667% (SOFR + 0.65%) 1/25/51 #, •	5,600,000	5,593,282
Series 2021-HQA1 M1 144A 0.717% (SOFR + 0.70%) 8/25/33 #, •	5,700,000	5,692,902
Freddie Mac Structured Pass Through Certificates
Series T-54 2A 6.50% 2/25/43 ♦	577	677
Series T-58 2A 6.50% 9/25/43 ♦	10,594	12,225
Total Agency Collateralized Mortgage Obligations (cost $36,828,547)		36,836,225

	Principal amount°	Value (US $)

Agency Commercial Mortgage-Backed Securities — 0.76%
Freddie Mac Multifamily Structured Pass Through Certificates Series K729 A2 3.136% 10/25/24 ♦	4,650,000	$5,009,217
FREMF Mortgage Trust
Series 2011-K15 B 144A 4.986% 8/25/44 #, •	125,000	126,240
Series 2012-K22 B 144A 3.686% 8/25/45 #, •	1,115,000	1,158,397
Series 2014-K717 B 144A 3.625% 11/25/47 #, •	635,000	641,678
Series 2014-K717 C 144A 3.625% 11/25/47 #, •	215,000	216,704
Series 2015-K720 B 144A 3.394% 7/25/22 #, •	2,950,000	3,041,663
Series 2016-K722 B 144A 3.847% 7/25/49 #, •	535,000	564,048
Total Agency Commercial Mortgage-Backed Securities (cost $10,778,349)		10,757,947

Agency Mortgage-Backed Securities — 10.30%
Fannie Mae S.F. 15 yr
2.50% 8/1/35	5,229,287	5,441,377
2.50% 11/1/35	12,993,542	13,521,689
Fannie Mae S.F. 30 yr
3.50% 1/1/48	13,398,710	14,393,875
4.50% 7/1/40	326,280	353,163
4.50% 8/1/41	846,671	954,526
4.50% 2/1/46	6,909,351	7,714,644
4.50% 5/1/46	966,806	1,086,454
4.50% 11/1/47	7,293,068	8,110,825
4.50% 4/1/48	3,733,768	4,204,231
5.00% 7/1/47	753,243	875,420
5.00% 8/1/48	16,593,792	18,541,507
5.00% 12/1/48	7,647,110	8,523,672
5.50% 5/1/44	28,576,949	33,429,505
6.00% 1/1/42	1,439,628	1,719,937

Freddie Mac S.F. 15 yr 1.50% 3/1/36	8,502,191	8,556,446
Freddie Mac S.F. 30 yr
2.50% 2/1/51	13,401,620	13,769,311
4.50% 3/1/42	503,419	567,623
4.50% 7/1/45	1,005,156	1,129,304
5.50% 9/1/41	2,577,114	3,024,641

NQ-VIP-862 [3/21] 5/21 (1643670)    1

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Limited-Term Diversified Income Series
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
GNMA II S.F. 30 yr
5.50% 5/20/37	86,127	$98,249
6.50% 6/20/39	362,939	426,761
Total Agency Mortgage-Backed Securities (cost $142,538,143)		146,443,160

Collateralized Debt Obligations — 6.69%
AMMC CLO 23 Series 2020-23A A1L 144A 1.635% (LIBOR03M + 1.40%, Floor 1.40%) 10/17/31 #, •	7,800,000	7,827,144
Ballyrock CLO
Series 2018-1A A1 144A 1.224% (LIBOR03M + 1.00%) 4/20/31 #, •	5,250,000	5,250,520
Series 2020-2A A1 144A 1.529% (LIBOR03M + 1.32%, Floor 1.32%) 10/20/31 #, •	4,000,000	4,014,412

Battalion CLO 18 Series 2020-18A A1 144A 2.041% (LIBOR03M + 1.80%, Floor 1.80%) 10/15/32 #, •	4,000,000	4,015,680
Benefit Street Partners CLO IX Series 2016-9A AR 144A 1.334% (LIBOR03M + 1.11%) 7/20/31 #, •	1,550,000	1,552,931
Benefit Street Partners CLO VIII Series 2015-8A A1AR 144A 1.324% (LIBOR03M + 1.10%, Floor 1.10%) 1/20/31 #, •	2,000,000	2,000,776
BlueMountain CLO XXX Series 2020-30A A 144A 1.549% (LIBOR03M + 1.39%, Floor 1.39%) 1/15/33 #, •	2,000,000	2,007,538
Carlyle Global Market Strategies CLO
Series 2014-2RA A1 144A 1.244% (LIBOR03M + 1.05%) 5/15/31 #, •	4,573,349	4,577,049
	Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)
Carlyle Global Market Strategies CLO
Series 2015-5A A1R 144A 1.544% (LIBOR03M + 1.32%, Floor 1.32%) 1/20/32 #, •	3,000,000	$3,001,065

CBAM Series 2020-13A A 144A 1.585% (LIBOR03M + 1.43%, Floor 1.43%) 1/20/34 #, •	7,000,000	7,018,459
Cedar Funding IX CLO Series 2018-9A A1 144A 1.204% (LIBOR03M + 0.98%, Floor 0.98%) 4/20/31 #, •	2,150,000	2,151,591
CIFC Funding Series 2013-4A A1RR 144A 1.273% (LIBOR03M + 1.06%, Floor 1.06%) 4/27/31 #, •	6,850,000	6,857,610
Dryden 83 CLO Series 2020-83A A 144A 1.457% (LIBOR03M + 1.22%, Floor 1.22%) 1/18/32 #, •	6,650,000	6,648,238
Elmwood CLO VII Series 2020-4A A 144A 1.539% (LIBOR03M + 1.39%, Floor 1.39%) 1/17/34 #, •	1,000,000	1,005,449
Galaxy XXI CLO Series 2015-21A AR 144A 1.244% (LIBOR03M + 1.02%) 4/20/31 #, •	3,500,000	3,502,765
KKR CLO 32 Series 32A A1 144A 1.556% (LIBOR03M + 1.32%, Floor 1.32%) 1/15/32 #, •	3,450,000	3,462,748
LCM XVIII Series 18A A1R 144A 1.244% (LIBOR03M + 1.02%) 4/20/31 #, •	5,003,000	5,005,031

2    NQ-VIP-862 [3/21] 5/21 (1643670)

	Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)

Midocean Credit CLO VIII Series 2018-8A A1 144A 1.332% (LIBOR03M + 1.15%) 2/20/31 #, •	2,000,000	$1,999,500
Octagon Investment Partners 33 Series 2017-1A A1 144A 1.414% (LIBOR03M + 1.19%) 1/20/31 #, •	5,750,000	5,756,170
Octagon Investment Partners 48 Series 2020-3A A 144A 1.732% (LIBOR03M + 1.50%, Floor 1.50%) 10/20/31 #, •	1,200,000	1,203,027
Sound Point CLO XXI Series 2018-3A A1A 144A 1.395% (LIBOR03M + 1.18%, Floor 1.18%) 10/26/31 #, •	4,850,000	4,858,284
York CLO-6 Series 2019-1A A1 144A 1.572% (LIBOR03M + 1.35%) 7/22/32 #, •	6,300,000	6,304,605
Zais CLO 16 Series 2020-16A A1 144A 2.48% (LIBOR03M + 2.19%, Floor 2.19%) 10/20/31 #, •	5,000,000	5,005,600
Total Collateralized Debt Obligations (cost $94,384,754)		95,026,192

Corporate Bonds — 46.07%
Banking — 12.56%
Ally Financial 5.75% 11/20/25	5,256,000	5,974,849
Banco Continental 144A 2.75% 12/10/25 #	3,115,000	3,071,608
Banco Santander 3.50% 4/11/22	4,800,000	4,945,523
Bank of America
1.658% 3/11/27 μ	2,920,000	2,930,892
3.458% 3/15/25 μ	3,825,000	4,108,906

Bank of Montreal 1.85% 5/1/25	1,785,000	1,830,744
Barclays Bank 1.70% 5/12/22	5,170,000	5,242,244
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)

BBVA Bancomer 144A 1.875% 9/18/25 #	3,490,000	$3,500,906
BBVA USA 3.875% 4/10/25	4,955,000	5,416,787
BNP Paribas 144A 1.323% 1/13/27 #, μ	1,715,000	1,678,413
Citigroup 4.044% 6/1/24 μ	8,670,000	9,295,735
Citizens Bank 0.918% (LIBOR03M + 0.72%) 2/14/22 •	7,515,000	7,550,708
Credit Agricole 144A 1.907% 6/16/26 #, μ	1,895,000	1,922,436
Credit Suisse Group
144A 2.593% 9/11/25 #, μ	4,680,000	4,855,445
3.80% 6/9/23	1,640,000	1,741,087
144A 4.207% 6/12/24 #, μ	2,935,000	3,135,905
144A 7.25% 9/12/25 #, μ, ψ	2,425,000	2,632,325
Goldman Sachs Group
0.821% (SOFR + 0.81%) 3/9/27 •	5,435,000	5,401,657
1.364% (LIBOR03M + 1.17%) 5/15/26 •	10,075,000	10,212,685
1.431% 3/9/27 μ	2,730,000	2,706,838
3.50% 4/1/25	8,420,000	9,125,684
JPMorgan Chase & Co.
0.59% (SOFR + 0.58%) 3/16/24 •	4,440,000	4,455,790
1.04% 2/4/27 μ	1,125,000	1,097,767
4.023% 12/5/24 μ	13,570,000	14,728,025
4.60% 2/1/25 μ, ψ	620,000	627,750
5.00% 8/1/24 μ, ψ	1,050,000	1,086,265

Lloyds Banking Group 2.907% 11/7/23 μ	5,980,000	6,197,806
Morgan Stanley
1.413% (LIBOR03M + 1.22%) 5/8/24 •	6,010,000	6,105,779
2.188% 4/28/26 μ	2,150,000	2,222,745
2.75% 5/19/22	3,335,000	3,425,800

Natwest Group 8.625% 8/15/21 μ, ψ	2,095,000	2,149,407
PNC Bank 2.70% 11/1/22	505,000	522,745
QNB Finance 3.50% 3/28/24	3,120,000	3,324,376
Regions Financial 3.80% 8/14/23	1,975,000	2,119,319
NQ-VIP-862 [3/21] 5/21 (1643670)    3

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Limited-Term Diversified Income Series
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)

Toronto-Dominion Bank 0.367% (SOFR + 0.355%) 3/4/24 •	9,625,000	$9,632,910
Truist Bank 2.636% 9/17/29 μ	9,026,000	9,466,288
UBS 144A 1.75% 4/21/22 #	925,000	937,931
UBS Group
144A 1.364% 1/30/27 #, μ	635,000	626,193
144A 2.65% 2/1/22 #	1,795,000	1,829,264
144A 3.00% 4/15/21 #	5,915,000	5,919,597

US Bancorp 3.375% 2/5/24	2,330,000	2,512,392
US Bank 3.40% 7/24/23	1,340,000	1,431,629
USB Capital IX 3.50% ((LIBOR03M + 1.02%)) 6/1/21 ψ, •	816,000	785,400
		178,486,555
Basic Industry — 2.16%
Avient 144A 5.75% 5/15/25 #	6,182,000	6,576,102
DuPont de Nemours 2.169% 5/1/23	4,900,000	4,922,175
First Quantum Minerals 144A 7.50% 4/1/25 #	4,500,000	4,651,875
Inversiones CMPC 144A 4.75% 9/15/24 #	3,120,000	3,426,977
LYB International Finance III 2.875% 5/1/25	1,175,000	1,241,478
Nutrien 1.90% 5/13/23	3,505,000	3,596,537
Steel Dynamics 2.80% 12/15/24	6,000,000	6,351,508
		30,766,652
Capital Goods — 3.71%
General Dynamics 3.00% 5/11/21	6,425,000	6,442,669
Mauser Packaging Solutions Holding 144A 5.50% 4/15/24 #	7,592,000	7,705,880
PowerTeam Services 144A 9.033% 12/4/25 #	1,875,000	2,071,875
Roper Technologies 2.35% 9/15/24	6,670,000	6,975,040
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Capital Goods (continued)
Spirit AeroSystems 144A 5.50% 1/15/25 #	2,700,000	$2,858,625
Teledyne Technologies 0.95% 4/1/24	15,970,000	15,914,191
Terex 144A 5.625% 2/1/25 #	2,675,000	2,750,248
TransDigm 144A 8.00% 12/15/25 #	3,141,000	3,423,690
Welbilt 9.50% 2/15/24	1,313,000	1,354,852
WESCO Distribution 144A 7.125% 6/15/25 #	3,008,000	3,293,233
		52,790,303
Communications — 3.25%
AMC Networks 5.00% 4/1/24	1,360,000	1,378,700
American Tower Trust #1 144A 3.07% 3/15/48 #	1,575,000	1,595,332
Charter Communications Operating 4.908% 7/23/25	4,810,000	5,455,883
Clear Channel International 144A 6.625% 8/1/25 #	1,575,000	1,651,954
Clear Channel Worldwide Holdings 9.25% 2/15/24	825,000	859,794
Crown Castle International 1.05% 7/15/26	2,800,000	2,712,419
Fox 4.03% 1/25/24	4,025,000	4,374,325
Sprint Spectrum 144A 4.738% 3/20/25 #	1,745,000	1,873,825
Time Warner Entertainment 8.375% 3/15/23	8,635,000	9,904,389
T-Mobile USA
144A 1.50% 2/15/26 #	1,275,000	1,264,947
144A 3.50% 4/15/25 #	4,850,000	5,237,418

Verizon Communications 0.75% 3/22/24	9,805,000	9,818,636
		46,127,622
Consumer Cyclical — 3.06%
Boyd Gaming 144A 8.625% 6/1/25 #	2,426,000	2,700,745
Caesars Entertainment 144A 6.25% 7/1/25 #	1,900,000	2,027,813

4    NQ-VIP-862 [3/21] 5/21 (1643670)

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Cyclical (continued)
Carnival 144A 7.625% 3/1/26 #	2,117,000	$2,276,939
Ford Motor 8.50% 4/21/23	4,533,000	5,059,961
Ford Motor Credit 3.375% 11/13/25	3,500,000	3,563,875
General Motors Financial
3.45% 4/10/22	2,145,000	2,195,754
4.15% 6/19/23	1,290,000	1,384,445
5.10% 1/17/24	4,880,000	5,399,450
5.25% 3/1/26	339,000	388,595

IRB Holding 144A 7.00% 6/15/25 #	390,000	420,508
JD.com 3.875% 4/29/26	3,470,000	3,771,775
L Brands 144A 6.875% 7/1/25 #	1,245,000	1,384,222
Prime Security Services Borrower 144A 5.25% 4/15/24 #	3,089,000	3,298,743
Scientific Games International 144A 5.00% 10/15/25 #	3,410,000	3,535,999
Six Flags Entertainment 144A 4.875% 7/31/24 #	3,535,000	3,574,769
Station Casinos 144A 5.00% 10/1/25 #	719,000	729,336
VF 2.40% 4/23/25	1,715,000	1,788,945
		43,501,874
Consumer Non-Cyclical — 4.75%
AbbVie
2.60% 11/21/24	7,125,000	7,526,397
3.75% 11/14/23	2,150,000	2,316,823
Anheuser-Busch InBev Worldwide
3.65% 2/1/26	5,890,000	6,480,115
4.15% 1/23/25	2,295,000	2,551,776

Bausch Health 144A 6.125% 4/15/25 #	2,591,000	2,658,884
Bristol-Myers Squibb 2.90% 7/26/24	3,393,000	3,627,522
Cigna
1.131% (LIBOR03M + 0.89%) 7/15/23 •	6,130,000	6,206,690
3.75% 7/15/23	590,000	631,176

CVS Health 3.70% 3/9/23	1,239,000	1,315,265
DP World Crescent 144A 3.908% 5/31/23 #	3,381,000	3,564,267
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Non-Cyclical (continued)

General Mills 3.70% 10/17/23	3,640,000	$3,906,303
Gilead Sciences 3.70% 4/1/24	4,035,000	4,347,664
Molson Coors Beverage 2.10% 7/15/21	3,845,000	3,857,196
Ortho-Clinical Diagnostics 144A 7.375% 6/1/25 #	1,621,000	1,745,776
Pilgrim's Pride 144A 5.75% 3/15/25 #	2,675,000	2,733,449
Royalty Pharma
144A 1.20% 9/2/25 #	1,620,000	1,588,186
144A 1.75% 9/2/27 #	1,080,000	1,049,725

Takeda Pharmaceutical 4.40% 11/26/23	6,425,000	7,028,392
Tenet Healthcare 5.125% 5/1/25	3,402,000	3,454,051
Viatris
144A 1.65% 6/22/25 #	500,000	502,266
144A 2.30% 6/22/27 #	415,000	419,067
		67,510,990
Electric — 5.08%
AEP Texas 2.40% 10/1/22	5,720,000	5,876,705
Avangrid 3.20% 4/15/25	2,630,000	2,818,427
CenterPoint Energy 3.85% 2/1/24	2,526,000	2,738,067
Cleveland Electric Illuminating 5.50% 8/15/24	4,805,000	5,481,815
Duke Energy
1.80% 9/1/21	7,330,000	7,366,212
4.875% 9/16/24 μ, ψ	3,805,000	4,029,495

Engie Energia Chile 144A 4.50% 1/29/25 #	1,409,000	1,536,233
Entergy 4.00% 7/15/22	4,727,000	4,910,471
Entergy Louisiana 4.05% 9/1/23	480,000	516,336
NextEra Energy Capital Holdings 3.15% 4/1/24	5,320,000	5,673,444
NRG Energy 144A 3.75% 6/15/24 #	3,960,000	4,245,097
Pacific Gas and Electric 2.10% 8/1/27	3,370,000	3,304,333
NQ-VIP-862 [3/21] 5/21 (1643670)    5

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Limited-Term Diversified Income Series
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Electric (continued)

Southern California Edison 1.10% 4/1/24	10,370,000	$10,377,464
Vistra Operations 144A 3.55% 7/15/24 #	5,945,000	6,224,938
WEC Energy Group 0.80% 3/15/24	7,115,000	7,118,227
		72,217,264
Energy — 4.04%
Apache 4.625% 11/15/25	1,965,000	2,026,996
Cheniere Corpus Christi Holdings 7.00% 6/30/24	4,455,000	5,131,061
Enbridge 0.413% (SOFR + 0.40%) 2/17/23 •	4,115,000	4,122,424
Energy Transfer 5.25% 4/15/29	1,900,000	2,164,146
Marathon Oil 2.80% 11/1/22	1,350,000	1,385,071
MPLX
1.75% 3/1/26	1,085,000	1,087,408
4.875% 12/1/24	6,200,000	6,961,133

Murphy Oil 5.75% 8/15/25	2,706,000	2,712,508
NuStar Logistics 5.75% 10/1/25	3,345,000	3,585,907
Occidental Petroleum 5.50% 12/1/25	2,793,000	2,957,787
ONEOK 7.50% 9/1/23	4,745,000	5,413,212
Sabine Pass Liquefaction 5.75% 5/15/24	5,840,000	6,593,074
Schlumberger Holdings 144A 3.75% 5/1/24 #	5,865,000	6,329,837
Southwestern Energy 6.45% 1/23/25	3,138,000	3,374,291
Western Midstream Operating 4.35% 2/1/25	1,427,000	1,479,214
WPX Energy 5.25% 9/15/24	1,908,000	2,120,265
		57,444,334
Finance Companies — 2.47%
AerCap Ireland Capital DAC 3.15% 2/15/24	5,750,000	5,994,371
Air Lease 2.875% 1/15/26	755,000	783,918
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Finance Companies (continued)
Aviation Capital Group
144A 1.95% 1/30/26 #	1,905,000	$1,857,318
144A 2.875% 1/20/22 #	5,430,000	5,509,284
Avolon Holdings Funding
144A 2.75% 2/21/28 #	1,825,000	1,716,641
144A 3.95% 7/1/24 #	1,690,000	1,768,038
Charles Schwab
0.75% 3/18/24	6,835,000	6,874,724
4.00% 6/1/26 μ, ψ	1,540,000	1,566,642

DAE Sukuk DIFC 144A 3.75% 2/15/26 #	3,420,000	3,529,013
National Securities Clearing 144A 1.20% 4/23/23 #	2,700,000	2,742,500
SURA Asset Management 144A 4.875% 4/17/24 #	978,000	1,063,130
USAA Capital 144A 1.50% 5/1/23 #	1,720,000	1,757,680
		35,163,259
Insurance — 1.22%
Equitable Holdings 3.90% 4/20/23	3,744,000	3,981,513
GA Global Funding Trust 144A 1.00% 4/8/24 #	10,035,000	10,023,761
USI 144A 6.875% 5/1/25 #	3,266,000	3,333,329
		17,338,603
Natural Gas — 0.13%
NiSource 5.65% 6/15/23 μ, ψ	1,850,000	1,912,438
		1,912,438
Technology — 2.37%
Global Payments 2.65% 2/15/25	4,520,000	4,751,637
International Business Machines 3.00% 5/15/24	3,500,000	3,755,109
Microchip Technology
3.922% 6/1/21	1,240,000	1,247,206
4.333% 6/1/23	2,250,000	2,414,668

6    NQ-VIP-862 [3/21] 5/21 (1643670)

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Technology (continued)
NXP
144A 2.70% 5/1/25 #	295,000	$309,620
144A 4.875% 3/1/24 #	6,825,000	7,588,724

PayPal Holdings 1.35% 6/1/23	6,510,000	6,628,628
Sabre GLBL 144A 7.375% 9/1/25 #	3,173,000	3,467,454
SK Hynix 144A 1.50% 1/19/26 #	3,510,000	3,458,092
		33,621,138
Transportation — 1.27%
DAE Funding 144A 4.50% 8/1/22 #	3,423,000	3,452,951
Delta Air Lines
144A 7.00% 5/1/25 #	6,438,000	7,421,640
7.375% 1/15/26	1,941,000	2,271,895

Penske Truck Leasing 144A 1.20% 11/15/25 #	2,790,000	2,743,003
Spirit Loyalty Cayman 144A 8.00% 9/20/25 #	1,850,000	2,094,968
		17,984,457
Total Corporate Bonds (cost $643,778,164)		654,865,489

Non-Agency Asset-Backed Securities — 8.50%
ARI Fleet Lease Trust Series 2018-B A2 144A 3.22% 8/16/27 #	2,134,916	2,145,358
Chase Auto Credit Linked Notes Series 2020-2 B 144A 0.84% 2/25/28 #	6,802,854	6,810,224
Dell Equipment Finance Trust Series 2020-2 A2 144A 0.47% 10/24/22 #	15,600,000	15,617,879
Ford Credit Auto Owner Trust Series 2021-A B 0.70% 10/15/26	4,000,000	3,968,838
Ford Credit Floorplan Master Owner Trust A Series 2020-1 A1 0.70% 9/15/25	26,000,000	26,056,599
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)
GM Financial Automobile Leasing Trust Series 2020-3 A2A 0.35% 11/21/22	3,929,008	$3,931,413
GM Financial Leasing Trust Series 2021-1 B 0.54% 2/20/25	6,500,000	6,476,432
GMF Floorplan Owner Revolving Trust Series 2020-1 A 144A 0.68% 8/15/25 #	16,000,000	16,040,741
GreatAmerica Leasing Receivables Funding Series 2021-1 B 144A 0.72% 12/15/26 #	3,600,000	3,557,295
HOA Funding Series 2014-1A A2 144A 4.846% 8/20/44 #	317,550	313,971
Hyundai Auto Receivables Trust Series 2019-B A2 1.93% 7/15/22	531,185	532,039
Mercedes-Benz Auto Lease Trust Series 2019-B A2 2.01% 12/15/21	93,152	93,212
Mercedes-Benz Master Owner Trust Series 2019-BA A 144A 2.61% 5/15/24 #	2,400,000	2,461,349
MMAF Equipment Finance Series 2020-BA A2 144A 0.38% 8/14/23 #	12,700,000	12,711,015
PFS Financing Series 2020-G A 144A 0.97% 2/15/26 #	4,000,000	4,015,913
Tesla Auto Lease Trust Series 2021-A B 144A 1.02% 3/20/25 #	11,750,000	11,734,135
Towd Point Mortgage Trust
Series 2015-5 A1B 144A 2.75% 5/25/55 #, •	78,380	78,569
Series 2015-6 A1B 144A 2.75% 4/25/55 #, •	174,767	175,982

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Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Limited-Term Diversified Income Series
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)

Trafigura Securitisation Finance Series 2018-1A A1 144A 0.836% (LIBOR01M + 0.73%) 3/15/22 #, •	250,000	$249,933
UNIFY Auto Receivables Trust Series 2021-1A A3 144A 0.51% 6/16/25 #	1,900,000	1,899,384
Verizon Owner Trust Series 2020-C A 0.41% 4/21/25	2,000,000	2,000,471
Total Non-Agency Asset-Backed Securities (cost $120,828,582)		120,870,752

Non-Agency Commercial Mortgage-Backed Securities — 0.03%
LB-UBS Commercial Mortgage Trust Series 2006-C6 AJ 5.452% 9/15/39 •	639,667	370,700
Total Non-Agency Commercial Mortgage-Backed Securities (cost $678,328)		370,700

US Treasury Obligations — 23.27%
US Treasury Floating Rate Note 0.069% (USBMMY3M + 0.049%) 1/31/23 •	96,635,000	96,687,637
US Treasury Notes
0.125% 2/28/23	117,000,000	116,936,013
0.25% 3/15/24	117,405,000	117,097,727
Total US Treasury Obligations (cost $330,755,927)		330,721,377
	Number of shares
Preferred Stock — 0.01%
USB Realty 144A 1.388% (LIBOR03M + 1.147%) #, ψ, •	200,000	155,500
Total Preferred Stock (cost $155,000)		155,500

	Number of shares	Value (US $)

Short-Term Investments — 2.76%
Money Market Mutual Funds — 2.19%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.01%)	7,779,656	$7,779,656
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	7,779,656	7,779,656
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.03%)	7,779,656	7,779,656
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.00%)	7,779,656	7,779,656
		31,118,624
	Principal amount°
US Treasury Obligation — 0.57%≠
US Treasury Bill	8,030,000	8,124,081
Total Short-Term Investments (cost $39,173,404)		39,242,705

Total Value of Securities—100.98% (cost $1,419,899,198)		1,435,290,047
Liabilities Net of Receivables and Other Assets—(0.98%)		(13,911,640)
Net Assets Applicable to 143,382,857 Shares Outstanding—100.00%		$1,421,378,407
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

8    NQ-VIP-862 [3/21] 5/21 (1643670)

•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2021, the aggregate value of Rule 144A securities was $391,043,035, which represents 27.51% of the Series' net assets.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2021. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
≠	The rate shown is the effective yield at the time of purchase.
Summary of abbreviations:
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
DIFC – Dubai International Financial Centre
FREMF – Freddie Mac Multifamily
GNMA – Government National Mortgage Association
GS – Goldman Sachs
ICE – Intercontinental Exchange, Inc.
LIBOR – London interbank offered rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
USBMMY3M – US Treasury 3 Month Bill Money Market Yield
USD – US Dollar
yr – Year
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